Events after the reporting date (Details) - USD ($) $ in Millions	Jul. 05, 2024	Jun. 30, 2024	Jun. 30, 2023	May 31, 2023
Disclosure Of Lease [Line Items]
Cash designated to separate bank accounts			$ 15	$ 30
Share capital
Disclosure Of Lease [Line Items]
Issuance of shares to be held as registered shares (in shares)		76,898,164	76,898,164
Share capital | Potential ordinary share transactions [member]
Disclosure Of Lease [Line Items]
Issuance of shares to be held as registered shares (in shares)	2,423,056